Shareholders’ Deficit - Schedule of Fair Value of Warrants Range of Assumptions (Details)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Valuation Technique	Binomial Lattice	Binomial Lattice	Binomial Lattice	Binomial Lattice
Expected life range (in years) [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	5	10
Dividend yield [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0	0
Expected forfeiture [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	33	44	33	33
Minimum [Member] | Risk free rate range [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.72	3.7	3.65	3.65
Minimum [Member] | Expected life range (in years) [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input			5	5
Minimum [Member] | Volatility range [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	151.64	159.13	139.73	139.73
Maximum [Member] | Risk free rate range [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.85	4.24	4.69	4.69
Maximum [Member] | Expected life range (in years) [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input			10	10
Maximum [Member] | Volatility range [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	152.41	175.32	173.25	173.25